Severance and Retirement Plans - Fund Financial Information (Detail) (Kanto IT Software Pension Fund [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Kanto IT Software Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN/Pension Plan Number	N/A
Pension Protection Act Zone Status	N/A	N/A
FIP/RP Status Pending/Implemented	No	No
Contributions	¥ 790	¥ 781	¥ 809
Surcharge Imposed	No	No